Equity Method Investment (Tables)	3 Months Ended
Jul. 31, 2023
Equity Method Investment [Abstract]
Schedule Of Balance Sheet
July 31, 2023
(Unaudited)
ASSETS
Current Assets
Cash and equivalents	$86,395
Accounts receivable	10,696
Inventories, net	425,133
Total Current Assets	522,224
Property and equipment, net	426,786
Intangible asset, net	6,031
Goodwill	1,680,000
Security deposits	159,589
Total Assets	$2,794,630
July 31, 2023
(Unaudited)
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current Liabilities
Accounts payable	$1,039,292
Accrued expenses and other payables	3,400
Total Current Liabilities	1,042,692
Total Liabilities	1,042,692

Stockholders’ Equity
Paid in Capital	3,440,000
Subscription receivable	(1,300,000)
Accumulated deficit	(388,062)
Total Stockholders’ Equity	1,751,938
Total Liabilities and Stockholders’ Equity	$2,794,630

Schedule Of Income Statement	The following table shows the condensed statement of operations of HKGF Arcadia for the period from July 1, 2023 to July 31, 2023,
For the period from July 1, 2023 to July 31, 2023,
Net Revenues
Supermarket	$577,824
Total Revenues, Net	577,824

Cost of Revenues
Supermarket	428,535
Total Cost of Revenues	428,535

Gross Profit	149,289

Operating Expenses	220,430
Total Operating Expenses	220,430
Loss from Operations	(71,141)

Income (Loss) Before Income Taxes	(71,141)
Income Tax Provisions	—
Net Loss	(71,141)
Net Loss Attributable to Maison Solutions Inc.	$(28,456)